Risk/Return Detail Data - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO	Apr. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Select Portfolios
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Telecommunications Portfolio /Fidelity Advisor® Telecommunications Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Telecommunications Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40 % of the average value of its portfolio.
Portfolio Turnover, Rate	40.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, or distribution of telecommunications services. These companies may include, for example, providers of communications and high-density data transmission services; operators of fixed-line telecommunications networks; and providers of cellular or wireless communications services and internet service providers. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, or distribution of telecommunications services.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	8.22%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2024
Highest Quarterly Return	16.79%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2022
Lowest Quarterly Return	(19.12%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Fidelity Advisor Telecommunications Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.72%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	1.05%
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
1 Year	676
3 Years	890
5 Years	1,121
10 Years	$ 1,784
2015	1.96%
2016	22.39%
2017	1.37%
2018	(8.33%)
2019	19.96%
2020	20.22%
2021	(3.06%)
2022	(17.23%)
2023	6.95%
2024	20.84%
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Fidelity Advisor Telecommunications Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.72%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.08%
Total annual operating expenses	1.80%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 283
3 years	566
5 years	975
10 years	1,919
1 Year	183
3 Years	566
5 Years	975
10 Years	$ 1,919
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Fidelity Advisor Telecommunications Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.72%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.08%
Total annual operating expenses	1.30%
1 year	$ 478
3 years	748
5 years	1,038
10 years	1,863
1 Year	478
3 Years	748
5 Years	1,038
10 Years	$ 1,863
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Fidelity Advisor Telecommunications Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.75%
1 year	$ 77
3 years	240
5 years	417
10 years	930
1 Year	77
3 Years	240
5 Years	417
10 Years	$ 930
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Fidelity Advisor Telecommunications Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.64%
1 year	$ 65
3 years	205
5 years	357
10 years	798
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798
Annual Return, Inception Date	Oct. 02, 2018
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Return Before Taxes | Fidelity Advisor Telecommunications Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	13.89%
Past 5 years	3.28%
Past 10 years	5.03%
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Return Before Taxes | Fidelity Advisor Telecommunications Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	18.95%
Past 5 years	3.73%
Past 10 years	5.04%
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Return Before Taxes | Fidelity Advisor Telecommunications Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	16.30%
Past 5 years	3.48%
Past 10 years	4.97%
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Return Before Taxes | Fidelity Advisor Telecommunications Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	21.20%
Past 5 years	4.85%
Past 10 years	6.00%
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Return Before Taxes | Fidelity Advisor Telecommunications Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	21.31%
Past 5 years	4.97%
Since Inception	4.83%	[3]
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | After Taxes on Distributions | Fidelity Advisor Telecommunications Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	13.32%
Past 5 years	1.54%
Past 10 years	3.35%
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | After Taxes on Distributions and Sales | Fidelity Advisor Telecommunications Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	8.57%
Past 5 years	2.32%
Past 10 years	3.69%
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | IXYR4
Risk/Return:
Label	MSCI U.S. IM Telecommunication Services 25-50 Index
Past 1 year	28.15%
Past 5 years	5.03%
Past 10 years	4.57%
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B On Class C shares redeemed less than one year after purchase.
[3]	A From October 2, 2018 .